IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Apr. 30, 2020	Oct. 31, 2019
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 66.4	$ 55.3
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	6.1	5.5
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	4.0	3.5
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	48.4	40.1
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	16.5	13.3
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 1.5	$ 1.9